Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation
Deferred tax liability (asset) at beginning of year	R (16,718)	R (12,511)
Current year charge	(1,572)	(8,956)
Current year charge - per the income statement	(2,362)	(9,324)
Current year charge - per the statement of comprehensive income	790	368
Reclassification from held for sale	665	424
Disposal of investment		(85)
Foreign exchange differences recognised in income statement	23	(103)
Translation of foreign operations	(3,047)	4,513
Deferred tax liability (asset) at end of year	(20,649)	(16,718)
Net deferred tax assets and liabilities
Deferred tax assets	(31,198)	(24,511)
Deferred tax liabilities	10,549	7,793
Deferred tax liabilities	R (20,649)	R (16,718)